Payden U.S. Government Fund
1
Schedule of Investments
- January 31, 2024 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (1%
)
634,435 Fannie Mae Grantor Trust 2017-T1, 2.90%,
6/25/27
(Cost - $587) $ 602
Mortgage Backed (42%
)
1,615,135 Fannie Mae-Aces 2017-M15, 3.20%,
11/25/27 (a) 1,551
19,747 FH 2B0709 ARM , (FTSE USD IBOR Consumer
Cash Fallbacks Term 1Year + 1.750%), 6.00%,
8/01/42 (b) 20
78,765 FH 2B0972 ARM , (FTSE USD IBOR Consumer
Cash Fallbacks Term 1Year + 1.770%), 6.02%,
11/01/42 (b) 80
168,150 FH 2B4763 ARM , (FTSE USD IBOR Consumer
Cash Fallbacks Term 1Year + 1.620%), 5.87%,
10/01/45 (b) 172
35,951 FH 849486 ARM , (FTSE USD IBOR Consumer
Cash Fallbacks Term 1Year + 1.868%), 5.53%,
8/01/41 (b) 37
179,931 FH 849506 ARM , (FTSE USD IBOR Consumer
Cash Fallbacks Term 1Year + 1.609%), 5.76%,
11/01/44 (b) 184
802,488 FH 8C0092 ARM , (U.S. Secured Overnight
Financing Rate Index 30day Average + 2.130%),
1.54%, 8/01/51 (b) 720
893,902 FH 8C0312 ARM , (U.S. Secured Overnight
Financing Rate Index 30day Average + 2.130%),
4.43%, 7/01/52 (b) 878
650,000 FHLMC Multifamily Structured Pass-Through
Certificates K728, 3.13%, 8/25/24 (a) 640
875,662 FHLMC Multifamily Structured Pass-Through
Certificates K045, 3.02%, 1/25/25  858
8,104 FHLMC Multifamily Structured Pass-Through
Certificates KI06, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.334%),
5.68%, 3/25/25 (b) 8
1,200,000 FHLMC Multifamily Structured Pass-Through
Certificates K505, 4.82%, 6/25/28  1,219
592,550 FHLMC Multifamily Structured Pass-Through
Certificates Q013, 2.08%, 5/25/50 (a) 574
46,171 FN AI4019 ARM , (FTSE USD IBOR Consumer
Cash Fallbacks Term 1Year + 1.750%), 6.00%,
7/01/41 (b) 47
59,536 FN AL5596 ARM , (FTSE USD IBOR Consumer
Cash Fallbacks Term 1Year + 1.557%), 3.99%,
2/01/44 (b) 61
104,451 FN AL5790 ARM , (FTSE USD IBOR Consumer
Cash Fallbacks Term 1Year + 1.566%), 5.82%,
10/01/44 (b) 107
93,215 FN AL5967 ARM , (FTSE USD IBOR Consumer
Cash Fallbacks Term 1Year + 1.575%), 5.82%,
11/01/44 (b) 95
132,408 FN AL7648 ARM , (FTSE USD IBOR Consumer
Cash Fallbacks Term 1Year + 1.588%), 7.03%,
10/01/45 (b) 136
333,871 FN AS4186 15YR , 2.50%, 1/01/30  318
179,659 FN AS6443 15YR , 3.00%, 12/01/30  173
337,176 FN AS8013 15YR , 2.50%, 9/01/31  319
59,823 FN AU6974 ARM , (FTSE USD IBOR Consumer
Cash Fallbacks Term 1Year + 1.580%), 5.83%,
11/01/43 (b) 61
Principal
or Shares Security Description
Value
(000)
144,632 FN AU8673 ARM , (FTSE USD IBOR Consumer
Cash Fallbacks Term 1Year + 1.530%), 4.03%,
2/01/44 (b) $ 148
107,535 FN AZ2886 ARM , (FTSE USD IBOR Consumer
Cash Fallbacks Term 1Year + 1.600%), 7.31%,
9/01/45 (b) 109
243,526 FN AZ4380 ARM , (FTSE USD IBOR Consumer
Cash Fallbacks Term 1Year + 1.590%), 5.84%,
8/01/45 (b) 250
241,664 FN BD2473 ARM , (FTSE USD IBOR Consumer
Cash Fallbacks Term 1Year + 1.620%), 4.45%,
1/01/47 (b) 249
357,047 FN BM4153 15YR , 3.00%, 6/01/33  341
1,390,932 FN BM7166 ARM , (U.S. Secured Overnight
Financing Rate Index 30day Average + 2.341%),
5.18%, 3/01/53 (b) 1,401
423,650 FN BP6814 ARM , (FTSE USD IBOR Consumer
Cash Fallbacks Term 1Year + 1.610%), 2.28%,
5/01/50 (b) 382
768,315 FN BR9966 ARM , (U.S. Secured Overnight
Financing Rate Index 30day Average + 1.610%),
1.92%, 5/01/51 (b) 676
835,643 FN BV2462 ARM , (U.S. Secured Overnight
Financing Rate Index 30day Average + 2.130%),
3.79%, 6/01/52 (b) 802
1,243,902 FN FS2395 15YR , 3.50%, 7/01/37  1,200
1,221,382 FN MA4694 15YR , 3.50%, 8/01/37  1,174
1,770,307 FN MA4876 30YR , 6.00%, 12/01/52  1,799
941,458 FN MA5110 15YR , 5.00%, 8/01/38  944
72,147 FNR FA 2002-10, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.864%),
6.21%, 2/25/32 (b) 72
810,364 FR SB8192 15YR , 5.00%, 10/01/37  814
1,748,058 FR SB8206 15YR , 5.00%, 1/01/38  1,755
1,797,100 FR SD2184 30YR , 6.00%, 1/01/53  1,824
872,981 FR SD8279 30YR , 6.00%, 11/01/52  888
931,991 FR SD8308 30YR , 5.50%, 3/01/53  935
808,157 FRESB Mortgage Trust 2021-SB83, 0.63%,
1/25/26 (a) 747
481,534 FRESB Mortgage Trust 2019-SB59, 3.47%,
1/25/29 (a) 453
975,479 FRESB Mortgage Trust 2020-SB79, 0.80%,
7/25/40 (a) 912
284,966 G2 778200 , 4.00%, 2/20/32  279
288,501 G2 778203 , 4.75%, 2/20/32  288
652,582 G2 AD0857 , 3.75%, 9/20/33  631
241,476 G2 AY5132 , 3.25%, 7/20/37  229
494,500 G2 AY5138 , 3.25%, 12/20/37  468
346,189 GN 728153 , 5.50%, 10/15/29  347
199,554 GN 737791 30YR , 4.50%, 12/15/40  198
377,188 GNR ST 2014-79, 20.61%, 7/20/29 (a)(c) 1
Total Mortgage Backed (Cost - $30,325)
28,574
U.S. Government Agency (0%
)
500,000 Federal Home Loan Mortgage Corp., 4.00%,
2/28/25
(Cost - $500) 496
U.S. Treasury (55%
)
3,100,000 U.S. Treasury Note , 4.25%, 9/30/24  3,085
4,800,000 U.S. Treasury Note , 4.25%, 12/31/24  4,777
8,500,000 U.S. Treasury Note , 2.88%, 6/15/25  8,322
4,500,000 U.S. Treasury Note , 3.50%, 9/15/25  4,440
1,500,000 U.S. Treasury Note , 4.00%, 12/15/25  1,493
1,400,000 U.S. Treasury Note , 4.00%, 2/15/26  1,394

Payden Mutual Funds
Payden U.S. Government Fund
continued
Principal
or Shares Security Description
Value
(000)
6,000,000 U.S. Treasury Note , 3.63%, 5/15/26  $ 5,935
3,000,000 U.S. Treasury Note , 4.38%, 12/15/26  3,029
2,800,000 U.S. Treasury Note , 4.13%, 1/15/27  2,800
2,500,000 U.S. Treasury Note , 3.25%, 6/30/27  2,445
Total U.S. Treasury (Cost - $37,855)
37,720
Investment Company (1%
)
511,490 Payden Cash Reserves Money Market Fund *
(Cost - $511)
511
Total Investments (Cost - $69,778) (99%)
67,903
Other Assets, net of Liabilities (1%)
428
Net Assets (100%) $ 68,331
* Affiliated investment.
(a) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(b) Floating rate security. The rate shown reflects the rate in effect at January
31, 2024.
(c) Yield to maturity at time of purchase.
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(000s)
Long Contracts:
U.S. Treasury 5-Year Note Future 30 Mar-24 $ 3,252 $ 70 $ 70